Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
REVENUE
TOTAL REVENUE	$ 11,542,292	$ 9,447,334	$ 3,593,702
COST OF REVENUE
TOTAL COST OF REVENUE	8,329,880	6,231,712	1,939,813
GROSS PROFIT	3,212,412	3,215,622	1,653,889
OPERATING EXPENSES
Selling expenses	16,489	70,128	32,517
General and administrative expenses	662,158	851,130	1,061,967
Research and development expenses	28,981	122,441	60,883
Impairment loss	33,841
Total operating expenses, net	741,469	1,043,699	1,155,367
NET PROFIT FROM OPERATIONS	2,470,943	2,171,923	498,522
OTHER INCOME (EXPENSES)
Interest income	12,343	5,420	1,341
Interest expense		(6,017)	(86,671)
Other income	851	5,214	18,257
Other expense	(13)
Total other income (expenses), net	13,181	4,617	(67,073)
NET INCOME BEFORE TAXES	2,484,124	2,176,540	431,449
Income tax expenses	(380,767)	(316,927)	(59,014)
NET INCOME	2,103,357	1,859,613	372,435
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	99,298	(67,065)	(131,378)
COMPREHENSIVE INCOME	$ 2,202,655	$ 1,792,548	$ 241,057
Weighted average number of shares outstanding during the year – basic (in Shares)	15,000,000	15,000,000	15,000,000
Weighted average number of shares outstanding during the year – diluted (in Shares)	15,000,000	15,000,000	15,000,000
Earnings per Ordinary Share – basic (in Dollars per share)	$ 0.14	$ 0.12	$ 0.02
Earnings per Ordinary Share – diluted (in Dollars per share)	$ 0.14	$ 0.12	$ 0.02
Wastewater treatment revenue
REVENUE
TOTAL REVENUE	$ 2,468,097	$ 2,355,126	$ 650,308
COST OF REVENUE
TOTAL COST OF REVENUE	1,845,434	1,841,604	482,554
River water quality management revenue
REVENUE
TOTAL REVENUE	6,864,631	4,436,214	1,910,425
COST OF REVENUE
TOTAL COST OF REVENUE	5,075,552	3,165,712	1,227,365
Product sales revenue
REVENUE
TOTAL REVENUE	2,192,864	2,648,445	1,008,042
COST OF REVENUE
TOTAL COST OF REVENUE	1,408,894	1,224,396	229,894
Others
REVENUE
TOTAL REVENUE	$ 16,700	$ 7,549	$ 24,927